Net Income (Loss) Per Common Share - Computation of Basic and Diluted EPS (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator
Income (loss) from continuing operations	$ (297,329)	$ (3,445)	$ (311,065)	$ (11,306)	$ (63,208)	$ (114,455)	$ (81,179)
Income (loss) from discontinued operations	(1,612)	(4,466)	(3,027)	(12,704)	3,156	(168,285)	(65,338)
Noncontrolling interests' share in (earnings) loss	96	0	169	0	0	152	(409)
Net income (loss) attributable to common shares	$ (298,845)	$ (7,911)	$ (313,923)	$ (24,010)	$ (60,052)	$ (282,588)	$ (146,926)
Denominator
Weighted average shares outstanding, basic and diluted	377,445	323,702	351,695	321,827	323,462	294,738	250,783
Net income (loss) per common share, basic and diluted
Net income (loss) per common share from continuing operations, basic and diluted	$ (0.79)	$ (0.01)	$ (0.88)	$ (0.03)	$ (0.20)	$ (0.39)	$ (0.33)
Net income (loss) per common share from discontinued operations, basic and diluted	$ 0	$ (0.01)	$ (0.01)	$ (0.04)	$ 0.01	$ (0.57)	$ (0.26)